Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	$ 4,010,272	$ 2,394,323
Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	19,556	24,827
Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	623,159	448,460
Securities Sold Under Repurchase Agreements [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	131	128
Securities Sold Under Repurchase Agreements [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income
Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	398	2,693
Mortgage Finance Bonds Of Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	16,748	19,227
Other Instruments Issued in The Country [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	2,410	2,907
Foreign Central Banks And Government Securities [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	197,685	280,622
Other Foreign Financial Instruments [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	425,474	167,838
Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	3,367,557	1,921,036
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	272,802	657,096
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	1,186,724	56,719
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	1,908,031	1,207,221
Chilean Central Bank And Government Securities [Member] | Securities Sold Under Repurchase Agreements [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through other comprehensive income	$ 379,294	$ 16,109